Discontinued Operations (Results of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income	$ 20,903	$ 80,898	$ (54,847)
Discontinued Operations, Disposed of by Sale [Member] | Hankinson Renewable Energy, LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	366,707	354,128
Income (loss) from operations before income taxes	0	40,130	(4,377)
Gain (loss) on sale of assets	1,202	80,834	0
Income before income taxes	1,202	120,964	(4,377)
Income taxes	421	42,257	(1,531)
Net income	$ 781	$ 78,707	$ (2,846)